UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stadia Capital, L.L.C.

Address:  780 Third Avenue, 9th Floor
          New York, NY 10022


13F File Number: 28-10363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John A. Rogers
Title:  Chief Financial Officer
Phone:  (212) 872-3900


Signature, Place and Date of Signing:

/s/ John A. Rogers                 New York, N.Y.               May 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                               NONE


     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             3

Form 13F Information Table Entry Total:       95

Form 13F Information Table Value Total:    $761,685
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.           28-10840              Stadia Capital Limited

2.           28-10732              Stadia Capital Partners QP, LP

3.           28-10825              Stadia Capital Associates, LLC

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2004
                COLUMN 1                    COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7   COLUMN 8

                                             TITLE                  VALUE      SHRS OR SH/ PUT/  INVESTMENT   OTHER VOTING AUTHORITY
             NAME OF ISSUER                 OF CLASS     CUSIP     (x$1000)    PRN AMT PRN CALL  DISCRETION   MGRS  SOLE SHARED NONE
99 CENTS ONLY STORES          CMN         Common Stock  65440K106   2979.2400   122000          SHARE-DEFINED  1,2,3  X
AFFILIATED MANAGERS GROUP INC CMN         Common Stock  010843618   9551.4454   174999          SHARE-DEFINED  1,2,3  X
ALLIANCE GAMING CORPCMN                   Common Stock  01859P609   4329.1962   134740          SHARE-DEFINED  1,2,3  X
ALLMERICA FINANCIAL CORP.     CMN         Common Stock  19754100    7773.7500   225000          SHARE-DEFINED  1,2,3  X
ALLSTATE CORPORATION          COMMON STO  Common Stock  20002101   10455.8000   230000          SHARE-DEFINED  1,2,3  X
AMBAC FINANCIAL GROUP INC     CMN         Common Stock  23139108    7378.0000   100000          SHARE-DEFINED  1,2,3  X
AMER INTL GROUP INC           CMN         Common Stock  26874107    3567.5000    50000          SHARE-DEFINED  1,2,3  X
AMEREN CORPORATION            CMN         Common Stock  23608102    4609.0000   100000          SHARE-DEFINED  1,2,3  X
AMERICAN CAPITAL STRATEGIES   CMN         Common Stock  24937104    5650.8000   170000          SHARE-DEFINED  1,2,3  X
AMERICAN TOWER SYSTEMS CL-A   CMN CLASS   Common Stock  29912201    3405.0000   300000          SHARE-DEFINED  1,2,3  X
ARCH COAL INC                 CMN         Common Stock  39380100    7690.5500   245000          SHARE-DEFINED  1,2,3  X
ASHFORD HOSPITALITY TRUST INC CMN         Common Stock  44103109    3949.6950   387605          SHARE-DEFINED  1,2,3  X
ASPEN INSURANCE HOLDINGS LTD  CMN         Common Stock  G05384105   7725.0000   300000          SHARE-DEFINED  1,2,3  X
BEST BUY CO INC               CMN         Common Stock  86516101    5796.0535   112066          SHARE-DEFINED  1,2,3  X
BJ'S WHOLESALE CLUB INC       CMN         Common Stock  05548J106   6209.8000   244000          SHARE-DEFINED  1,2,3  X
CABLEVISION SYSTEMS CORPCABLEVISIO        Common Stock  12686C109   8008.0000   350000          SHARE-DEFINED  1,2,3  X
CAESARS ENTERTAINMENT INC     CMN         Common Stock  127687101   2308.0800   177000          SHARE-DEFINED  1,2,3  X
CATERPILLAR INC (DELAWARE)    CMN         Common Stock  149123101   7116.3000    90000          SHARE-DEFINED  1,2,3  X
CHARTER ONE FINL INC          CMN         Common Stock  160903100   2652.0000    75000          SHARE-DEFINED  1,2,3  X
CIRCUIT CITY STORES, INC.     CMN         Common Stock  172737108  26194.3831  2318087          SHARE-DEFINED  1,2,3  X
CITADEL BROADCASTING CORP     CMN         Common Stock  17285T106   5671.2500   325000          SHARE-DEFINED  1,2,3  X
COST PLUS INC.                CMN         Common Stock  221485105   4572.0843   109511          SHARE-DEFINED  1,2,3  X
COUNTRYWIDE FINANCIAL CORP    CMN         Common Stock  222372104   5754.0000    60000          SHARE-DEFINED  1,2,3  X
COX RADIO INC CL-A                        Common Stock  224051102   8520.0000   400000          SHARE-DEFINED  1,2,3  X
CSK AUTO CORP                             Common Stock  125965103   6080.1971   335737          SHARE-DEFINED  1,2,3  X
DANA CORPORATION              CMN         Common Stock  235811106   4204.2627   211695          SHARE-DEFINED  1,2,3  X
DOLLAR GENL CORP              CMN         Common Stock  256669102   9043.2000   471000          SHARE-DEFINED  1,2,3  X
DOLLAR TREE STORES INC        CMN         Common Stock  256747106  20504.1246   664424          SHARE-DEFINED  1,2,3  X
DOMINION RESOURCES, INC.      CMN         Common Stock  25746U109   9645.0000   150000          SHARE-DEFINED  1,2,3  X
E*TRADE FINANCIAL CORPORATION CMN         Common Stock  269246104   7342.5000   550000          SHARE-DEFINED  1,2,3  X
ELECTRONIC ARTS               CMN         Common Stock  285512109   5374.0000   100000          SHARE-DEFINED  1,2,3  X
ENERGEN CORP                  CMN         Common Stock  29265N108   7218.7500   175000          SHARE-DEFINED  1,2,3  X
ENTERCOM COMMS. CORP          CLASS A CO  Common Stock  293639100  15844.5000   350000          SHARE-DEFINED  1,2,3  X
FAIRMONT HOTELS & RESORTS INC.CMN         Common Stock  305204109   7645.2228   303985          SHARE-DEFINED  1,2,3  X
FIFTH THIRD BANCORP           CMN         Common Stock  316773100  13842.5000   250000          SHARE-DEFINED  1,2,3  X
FIRST REPUBLIC BANK                       Common Stock  336158100   6362.4000   165000          SHARE-DEFINED  1,2,3  X
FIRST TENN NATL CORP          CMN         Common Stock  337162101   4770.0000   100000          SHARE-DEFINED  1,2,3  X
FIRSTENERGY CORP              CMN         Common Stock  337932107  10747.0000   275000          SHARE-DEFINED  1,2,3  X
FOSSIL INC                    CMN         Common Stock  349882100   6389.0797   192095          SHARE-DEFINED  1,2,3  X
GREENPOINT FINL CORP          CMN         Common Stock  395384100  26226.0000   600000          SHARE-DEFINED  1,2,3  X
GTECH HOLDINGS CORPORATION    CMN         Common Stock  400518106   7146.4776   120840          SHARE-DEFINED  1,2,3  X
HARTFORD FINANCIAL SRVCS GROUPCMN         Common Stock  416515104   5096.0000    80000          SHARE-DEFINED  1,2,3  X
HILTON HOTELS CORP            CMN         Common Stock  432848109   8628.7500   531000          SHARE-DEFINED  1,2,3  X
HSBC HOLDINGS PLC SPONS ADR SPONSORED     Common Stock  404280406   6732.0000    90000          SHARE-DEFINED  1,2,3  X
INSIGHT COMMUNICATIONS INC    CMN CLASS   Common Stock  45768V108   2891.2489   287973          SHARE-DEFINED  1,2,3  X
INTERACTIVECORP               CMN         Common Stock  45840Q101  11576.5800   366000          SHARE-DEFINED  1,2,3  X
J B HUNT TRANS SVCS INC       CMN         Common Stock  445658107  10560.0000   375000          SHARE-DEFINED  1,2,3  X
J P MORGAN CHASE & CO         CMN         Common Stock  46625H100   8809.5000   210000          SHARE-DEFINED  1,2,3  X
J. JILL GROUP INC             CMN         Common Stock  466189107   9153.6906   445869          SHARE-DEFINED  1,2,3  X
J.C. PENNEY CO INC (HLDNG CO) CMN         Common Stock  708160106   5268.0918   151469          SHARE-DEFINED  1,2,3  X
JONES APPAREL GROUP, INC.     CMN         Common Stock  480074103   4410.3000   122000          SHARE-DEFINED  1,2,3  X
KERZNER INTERNATIONAL LTD CMN             Common Stock  P6065Y107   1552.2500    35000          SHARE-DEFINED  1,2,3  X
KFX INC                                   Common Stock  48245L107   2753.3500   265000          SHARE-DEFINED  1,2,3  X
LAIDLAW INTERNATIONAL         CMN         Common Stock  50730R102  10919.7750   750500          SHARE-DEFINED  1,2,3  X
LIBERTY MEDIA CORP NEW        CMN SERIES  Common Stock  530718105   2737.5000   250000          SHARE-DEFINED  1,2,3  X
LIN TV CORP                   CMN CLASS   Common Stock  532774106   8928.7500   375000          SHARE-DEFINED  1,2,3  X
MANDALAY RESORT GROUP         CMN         Common Stock  562567107  29453.9141   514389          SHARE-DEFINED  1,2,3  X
MARATHON OIL CORPORATION      CMN         Common Stock  565849106   1683.5000    50000          SHARE-DEFINED  1,2,3  X
MAX RE CAPITAL LTD            CMN         Common Stock  G6052F103   7910.0000   350000          SHARE-DEFINED  1,2,3  X
MCG CAPITAL CORP              CMN         Common Stock  58047P107   4540.5000   225000          SHARE-DEFINED  1,2,3  X
METRO GOLDWYN-MAYER INC       CMN         Common Stock  591610100   2448.1800   140700          SHARE-DEFINED  1,2,3  X
MI DEVELOPMENTS INC CMN                   Common Stock  55304X104  18900.0000   675000          SHARE-DEFINED  1,2,3  X
MONTPELIER RE HOLDINGS LTD.   CMN         Common Stock  G62185106   2234.4000    60000          SHARE-DEFINED  1,2,3  X
NAUTILUS GROUP, INC (THE)     CMN         Common Stock  63910B102   7650.9090   485772          SHARE-DEFINED  1,2,3  X
NEXSTAR BROADCASTING GRP, INC CMN         Common Stock  65336K103   7014.0000   600000          SHARE-DEFINED  1,2,3  X
NORDSTROM INC                 CMN         Common Stock  655664100   3670.8000    92000          SHARE-DEFINED  1,2,3  X
NORFOLK SOUTHERN CORPORATION  CMN         Common Stock  655844108   6627.0000   300000          SHARE-DEFINED  1,2,3  X
ONEOK INC                     CMN         Common Stock  682680103   7892.5000   350000          SHARE-DEFINED  1,2,3  X
P G & E CORPORATION           CMN         Common Stock  69331C108  19699.6000   680000          SHARE-DEFINED  1,2,3  X
PACIFIC SUNWEAR OF CALIFORNIA INC         Common Stock  694873100   6817.3160   275893          SHARE-DEFINED  1,2,3  X
PACIFICARE HEALTH SYSTEMS INC CMN         Common Stock  695112102   6921.2500   175000          SHARE-DEFINED  1,2,3  X
PATTERSON-UTI ENERGY INC      ORD CMN     Common Stock  703481101   3541.0000   100000          SHARE-DEFINED  1,2,3  X
PEABODY ENERGY CORP           CMN         Common Stock  704549104   4651.0000   100000          SHARE-DEFINED  1,2,3  X
PF CHANG'S CHINA BISTRO                   Common Stock  69333Y108   4580.9400    91000          SHARE-DEFINED  1,2,3  X
PHELPS DODGE CORP             CMN         Common Stock  717265102   7349.4000    90000          SHARE-DEFINED  1,2,3  X
POLO RALPH LAUREN CORPORATION CLASS A CO  Common Stock  731572103  33457.4857   976006          SHARE-DEFINED  1,2,3  X
PRICELINE COM INC             CMN         Common Stock  741503403   4097.9200   152000          SHARE-DEFINED  1,2,3  X
PROSPERITY BANCSHARES INC     CMN         Common Stock  743606105   3154.4536   133268          SHARE-DEFINED  1,2,3  X
PROVIDIAN FINANCIAL CORP      CMN         Common Stock  74406A102  13100.0000  1000000          SHARE-DEFINED  1,2,3  X
RARE HOSPITALITY INTERNATIONALINC         Common Stock  753820109   5471.9670   197188          SHARE-DEFINED  1,2,3  X
REGAL ENTERTAINMENT GROUP     CMN CLASS   Common Stock  758766109   3956.4000   180000          SHARE-DEFINED  1,2,3  X
SAPPI LTD SPONS ADR SPONSORED             Common Stock  803069202   8872.5000   650000          SHARE-DEFINED  1,2,3  X
SHUFFLE MASTER                CMN         Common Stock  825549108  11218.7808   241316          SHARE-DEFINED  1,2,3  X
SIRIUS SATELLITE RADIO INC    CMN         Common Stock  82966U103   1700.0000   500000          SHARE-DEFINED  1,2,3  X
SPANISH BROADCASTING SYSTEM   INC CL-A C  Common Stock  846425882   4180.0000   400000          SHARE-DEFINED  1,2,3  X
SPECTRASITE, INC.             CMN         Common Stock  84761M104   9275.0000   250000          SHARE-DEFINED  1,2,3  X
SPRINT CORP-PCS GRP           TRACKING S  Common Stock  852061506   9200.0000  1000000          SHARE-DEFINED  1,2,3  X
SUNCOR ENERGY INC CMN                     Common Stock  867229106   3418.7500   125000          SHARE-DEFINED  1,2,3  X
SYNOVUS FINANCIAL CORPORATION CMN         Common Stock  87161C105   3667.5000   150000          SHARE-DEFINED  1,2,3  X
TARGET CORP                   CMN         Common Stock  87612E106  30266.8800   672000          SHARE-DEFINED  1,2,3  X
ULTIMATE ELECTRONICS INC      CMN         Common Stock  903849107   3530.7906   540703          SHARE-DEFINED  1,2,3  X
WEBSTER FINANCIAL CORP        CMN         Common Stock  947890109   7606.5000   150000          SHARE-DEFINED  1,2,3  X
WILD OATS MARKETS INC                     Common Stock  96808B107   3000.2773   253616          SHARE-DEFINED  1,2,3  X
WILLIAMS COMPANIES INC. (THE) CMN         Common Stock  969457100   1914.0000   200000          SHARE-DEFINED  1,2,3  X
WILLIS GROUP HOLDINGS LTD     CMN         Common Stock  G96655108  16740.0000   450000          SHARE-DEFINED  1,2,3  X
                                                          total:  761685.3423

03537.0005 #485857